Accounts Receivable, Net	12 Months Ended
Dec. 31, 2015
ACCOUNTS RECEIVABLE, NET [Abstract]
ACCOUNTS RECEIVABLE, NET
NOTE 4: ACCOUNTS RECEIVABLE, NET
Accounts receivable consist of the following:

	December 31, 2015	December 31, 2014
Accounts receivable	$ 27,016	$ 30,288
Less: Provision for losses on accounts receivables	(919)	(971)

Accounts receivable, net	$ 26,097	$ 29,317

Changes to the provision for accounts receivables are summarized as follows:

Provision for Losses on Accounts Receivables	Balance at Beginning of Year	(Charges to Expenses)/ Amount Recovered	Amount Utilized	Balance at End of Year
Year ended December 31, 2013	$ (2,144)	$ (567)	$ 59	$ (2,652)
Year ended December 31, 2014	$ (2,652)	$ (548)	$ 2,229	$ (971)
Year ended December 31, 2015	$ (971)	$ 52	$ —	$ (919)
See Note 2(s) for a discussion of credit risk. For the year ended December 31, 2015, two customers accounted for 27.8% and 12.9% of the Company's revenue. For the year ended December 31, 2014, three customers accounted for 22.8%, 13.8% and 10.7% of the Company's revenue and for the year ended December 31, 2013, two customers accounted for 18.5% and 10.7% of the Company's revenue.